SIGNIFICANT ACCOUNTING POLICIES - MORTGAGE LOANS ON REAL ESTATE (Details)	12 Months Ended
Dec. 31, 2016
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Loan-to-Value Ratio for Allowance to be Recommended	100.00%
Debt Service Coverage Ratio Threshold	1.0
Minimum
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Lease Expiration Period	12 months
Mortgage Loan Maturity Period for Monitoring	12 months
Maximum
Mortgage Loans on Real Estate, Write-down or Reserve, Management Judgment Factor [Line Items]
Lease Expiration Period	36 months
Mortgage Loan Maturity Period for Monitoring	24 months